Risk Report - Trading Market Risk Exposures - Average, Maximum and Minimum Comprehensive Risk Measure of Trading Units (with a 99.9 % confidence level and one-year capital horizon) (Detail) - EUR (€)
€ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Comprehensive Risk Measure (average, maximum, minimum)
Period-end	€ 0	€ 4,400